CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Series A and Series B Pre-funded Warrant Common Stock	Series A and Series B Pre-funded Warrant Additional Paid-in Capital	Series A and Series B Pre-funded Warrant	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2022				$ 1	$ 117,544	$ (95,795)	$ 21,750
Balance at beginning of period (in shares) at Dec. 31, 2022				289
Increase (Decrease) in Stockholders' Equity
Issuance of common stock from exercise of warrants					7,183		7,183
Issuance of common stock for vested restricted stock units (in shares)				2
Stock-based compensation					222		222
Issuance of common stock for exercise of warrants (in shares)				155
Net loss						(12,470)	(12,470)
Balance at end of period at Dec. 31, 2023				$ 1	124,949	(108,265)	$ 16,685
Balance at end of period (in shares) at Dec. 31, 2023				446			446
Increase (Decrease) in Stockholders' Equity
Stock-based compensation					105		$ 105
Net loss						(6,714)	(6,714)
Balance at end of period at Mar. 31, 2024				$ 1	125,054	(114,979)	10,076
Balance at end of period (in shares) at Mar. 31, 2024				446
Balance at beginning of period at Dec. 31, 2023				$ 1	124,949	(108,265)	$ 16,685
Balance at beginning of period (in shares) at Dec. 31, 2023				446			446
Increase (Decrease) in Stockholders' Equity
Net loss							$ (22,419)
Balance at end of period at Sep. 30, 2024				$ 1	143,636	(130,684)	12,953
Balance at end of period (in shares) at Sep. 30, 2024				782
Balance at beginning of period at Dec. 31, 2023				$ 1	124,949	(108,265)	$ 16,685
Balance at beginning of period (in shares) at Dec. 31, 2023				446			446
Increase (Decrease) in Stockholders' Equity
Issuance of common stock and warrants under the securities purchase agreements, net of issuance costs					18,038		$ 18,038
Issuance of common stock and warrants under the securities purchase agreements, net of issuance costs (in shares)				301
Issuance of placement agent warrants					309		309
Issuance of common stock from exercise of warrants					1		1
Stock-based compensation					538		538
Issuance of common stock for exercise of warrants (in shares)				32
Issuance of stock for vested restricted stock units, net of shares withheld for withholding taxes					(48)		(48)
Issuance of stock for vested restricted stock units, net of shares withheld for withholding taxes (in shares)				6
Net loss						(27,592)	(27,592)
Balance at end of period at Dec. 31, 2024				$ 1	143,787	(135,857)	$ 7,931
Balance at end of period (in shares) at Dec. 31, 2024				785			785
Balance at beginning of period at Mar. 31, 2024				$ 1	125,054	(114,979)	$ 10,076
Balance at beginning of period (in shares) at Mar. 31, 2024				446
Increase (Decrease) in Stockholders' Equity
Issuance of common stock and warrants under the securities purchase agreements, net of issuance costs		$ 18,476	$ 18,476
Issuance of common stock and warrants under the securities purchase agreements, net of issuance costs (in shares)	300
Issuance of placement agent warrants					309		309
Issuance of common stock and pre-funded warrants, net of issuance costs (in shares)				1
Stock-based compensation					134		134
Net loss						(10,053)	(10,053)
Balance at end of period at Jun. 30, 2024				$ 1	143,973	(125,032)	18,942
Balance at end of period (in shares) at Jun. 30, 2024				747
Increase (Decrease) in Stockholders' Equity
Issuance costs in connection with the issuance of common stock and pre-funded warrants					(436)		(436)
Issuance of common stock from exercise of warrants (in shares)				32
Issuance of common stock for vested restricted stock units					(40)		(40)
Issuance of common stock for vested restricted stock units (in shares)				3
Stock-based compensation					139		139
Net loss						(5,652)	(5,652)
Balance at end of period at Sep. 30, 2024				$ 1	143,636	(130,684)	12,953
Balance at end of period (in shares) at Sep. 30, 2024				782
Balance at beginning of period at Dec. 31, 2024				$ 1	143,787	(135,857)	$ 7,931
Balance at beginning of period (in shares) at Dec. 31, 2024				785			785
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for vested restricted stock units					(12)		$ (12)
Issuance of common stock for vested restricted stock units (in shares)				1
Stock-based compensation					132		132
Net loss						(3,671)	(3,671)
Balance at end of period at Mar. 31, 2025				$ 1	143,907	(139,528)	4,380
Balance at end of period (in shares) at Mar. 31, 2025				786
Balance at beginning of period at Dec. 31, 2024				$ 1	143,787	(135,857)	$ 7,931
Balance at beginning of period (in shares) at Dec. 31, 2024				785			785
Increase (Decrease) in Stockholders' Equity
Net loss							$ (11,043)
Balance at end of period at Sep. 30, 2025				$ 2	153,229	(146,900)	$ 6,331
Balance at end of period (in shares) at Sep. 30, 2025				2,201			2,201
Balance at beginning of period at Mar. 31, 2025				$ 1	143,907	(139,528)	$ 4,380
Balance at beginning of period (in shares) at Mar. 31, 2025				786
Increase (Decrease) in Stockholders' Equity
Issuance of common stock and pre-funded warrants, net of issuance costs				$ 1	9,121		9,122
Issuance of common stock and pre-funded warrants, net of issuance costs (in shares)				862
Issuance of common stock from exercise of warrants					6		6
Issuance of common stock from exercise of warrants (in shares)				549
Issuance of common stock for vested restricted stock units (in shares)				2
Stock-based compensation					111		111
Net loss						(3,995)	(3,995)
Balance at end of period at Jun. 30, 2025				$ 2	153,145	(143,523)	9,624
Balance at end of period (in shares) at Jun. 30, 2025				2,199
Increase (Decrease) in Stockholders' Equity
Issuance costs in connection with the issuance of common stock and pre-funded warrants					(13)		(13)
Issuance of common stock for vested restricted stock units (in shares)				2
Stock-based compensation					97		97
Net loss						(3,377)	(3,377)
Balance at end of period at Sep. 30, 2025				$ 2	$ 153,229	$ (146,900)	$ 6,331
Balance at end of period (in shares) at Sep. 30, 2025				2,201			2,201